Income Tax - Schedule of Consolidated Statements of Operations (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Operations [Abstract]
Income tax expense (credit) at statutory rate					$ (1,342,726)	$ (1,035,551)
Income tax adjustment
Stock based compensation					254,595	272,146
Change of valuation allowance					1,088,131	763,405
Income tax expense (credit)